Introduction - Foreign exchange rates (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Bolivia
Foreign Exchange Rate [Line Items]
Closing foreign exchange rate	6,910	6,910
Change %	0
Average foreign exchange rate	6,910	6,910	6,910
Change %	0
Colombia
Foreign Exchange Rate [Line Items]
Closing foreign exchange rate	3,822,000	4,810,000
Change %	0.259
Average foreign exchange rate	4,313,000	4,254,000	3,756,000
Change %	(0.014)
Costa Rica
Foreign Exchange Rate [Line Items]
Closing foreign exchange rate	527,000	602,000
Change %	0.143
Average foreign exchange rate	550,000	650,000	625,000
Change %	0.182
Guatemala
Foreign Exchange Rate [Line Items]
Closing foreign exchange rate	7,830	7,850
Change %	0.003
Average foreign exchange rate	7,840	7,750	7,740
Change %	(0.011)
Honduras
Foreign Exchange Rate [Line Items]
Closing foreign exchange rate	24,710	24,660
Change %	(0.002)
Average foreign exchange rate	24,660	24,560	24,120
Change %	(0.004)
Luxembourg
Foreign Exchange Rate [Line Items]
Closing foreign exchange rate	910	930
Change %	0.031
Average foreign exchange rate	930	950	850
Change %	0.022
Nicaragua
Foreign Exchange Rate [Line Items]
Closing foreign exchange rate	36,620	36,230
Change %	(0.011)
Average foreign exchange rate	36,440	35,870	35,170
Change %	(0.016)
Paraguay
Foreign Exchange Rate [Line Items]
Closing foreign exchange rate	7,278,000	7,346,000
Change %	0.009
Average foreign exchange rate	7,299,000	7,008,000	6,790,000
Change %	(0.040)
Sweden
Foreign Exchange Rate [Line Items]
Closing foreign exchange rate	10,070.00	10,430
Change %	0.035
Average foreign exchange rate	10,600	10,070.00	8,590
Change %	(0.050)
United Kingdom
Foreign Exchange Rate [Line Items]
Closing foreign exchange rate	790	830
Change %	0.054
Average foreign exchange rate	800	810	730
Change %	0.005
Panama
Foreign Exchange Rate [Line Items]
Closing foreign exchange rate	1